SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Accounts Receivable

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
1) Trade:
Open accounts	$2,039	$2,426	$998
Allowance for doubtful accounts	(215)	(142)	(146)
	$1,824	$2,284	$852
2) Other:
Due from government institutions	$124	$68	$56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
	$264	$118	$75

Schedule of Changes in Allowance for Doubtful Accounts

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Balance at beginning of period	$142	$146	$6	$6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	$215	$142	$146	$6

Schedule of Inventories
	December 31, 2012	June 30, 2012
	($ in thousands)
Finished goods	$378	$479
Work in process	1,484	1,115
Raw materials and supplies	115	150
	$1,977	$1,744

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Finished goods	$479	$741	$957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
	$1,744	$2,061	$1,704

Schedule of Inventory on Consignment

	6 month period ended June 30, 2012	Year ended December 31,
		2011	2010	2009
	($ in thousands)
Balance at beginning of period	$110	$371	$1,093	$1,423
Costs of revenues deferred during the period	20	110	326	421
Costs of revenues recognized during the period	(67)	(371)	(1,048)	(751)
Balance at end of period	$63	$110	$371	$1,093

Schedule of Accounts Payable and Accruals
	December 31, 2012	June 30, 2012
	($ in thousands)
Employees and employee institutions	$394	$438
Accrued vacation and recreation pay	278	272
Accrued clinical trial expenses	552	607
Provision for sales commissions	155	194
Accrued expenses	841	1,197
Due to government institutions		22
Provision for returns	53	139
Taxes payable	103	56
	$2,376	$2,925

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Employees and employee institutions	$438	$376	$382
Accrued vacation and recreation pay	272	271	147
Accrued clinical trials expenses	607	124	35
Provision for sales commissions	194	213	36
Accrued expenses	1,197	930	561
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150
Taxes payable	56	69	98
	$2,925	$2,217	$1,509

Schedule of Deferred Revenues

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$398	$1,975	$2,482
Revenue deferred during the period	25		320	616
Revenue recognized during the period	(15)	(398)	(1,897)	(1,123)
Balance at end of period	$10	$-	$398	$1,975

Schedule of Financial Expenses (Income), Net
	Three months ended December 31,		Six months ended December 31,
	2012	2011	2012	2011
	($ in thousands)		($ in thousands)
Bank commissions	$8	$8	17	$16
Interest income	(6)	(11)	(15)	(32)
Exchange rate differences	(81)	32	(75)	138
Interest expense (including debt issuance costs)	1,120	10	2,108	25
Change in fair value of warrants and embedded derivatives	(3,529)		(305)
	$(2,488)	$39	$1,730	$147

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Bank commissions	$30	$63	$83	$18
Interest income	(9)	(36)	(1)	(1)
Exchange rate differences	(40)	177	(33)	30
Interest expense (including debt issuance costs)	1,232	730	105	221
Change in fair value of warrants and embedded derivatives	(1,322)
Redemption of beneficial conversion feature of convertible loan				(308)
	$(109)	$934	$154	$(40)